SCHEDULE OF SUBSIDIARIES OF THE COMPANY (Details)	12 Months Ended
Dec. 31, 2025
Elong Power International Co, Limited [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	BVI
Entity Incorporation, Date of Incorporation	Oct. 09, 2024
Percentage of ownership	100.00%
Principal activities	Investment holding
Elong Power (Hong Kong) International Limited [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Hong Kong
Entity Incorporation, Date of Incorporation	Oct. 29, 2024
Percentage of ownership	100.00%
Principal activities	Investment holding
Elong Power (Beijing) Co., Ltd. [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Beijing, PRC
Entity Incorporation, Date of Incorporation	Apr. 26, 2024
Percentage of ownership	100.00%
Principal activities	Operations, sales and R&D
TMT Acquisition Corp [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Cayman Islands
Entity Incorporation, Date of Incorporation	Jul. 06, 2021
Percentage of ownership	100.00%
Principal activities	Investment holding
TMT Merger Sub Inc [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Cayman Islands
Entity Incorporation, Date of Incorporation	Nov. 03, 2023
Percentage of ownership	100.00%
Principal activities	Investment holding
Elong Power International Co Limited One [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	BVI
Entity Incorporation, Date of Incorporation	Sep. 20, 2023
Percentage of ownership	100.00%
Principal activities	Investment holding
Subsequent disposal	Disposal on March 17, 2026
Jing Yang International Limited [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Hong Kong
Entity Incorporation, Date of Incorporation	Oct. 09, 2023
Percentage of ownership	100.00%
Principal activities	Investment holding
Subsequent disposal	Disposal on March 17, 2026
Jingyanf Power Co Ltd [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Ganzhou, PRC
Entity Incorporation, Date of Incorporation	Nov. 02, 2023
Percentage of ownership	100.00%
Principal activities	Investment holding
Subsequent disposal	Disposal on March 17, 2026
Huizhou City Yipeng Energy Technology Co., Ltd [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Huizhou, PRC
Entity Incorporation, Date of Incorporation	Jan. 26, 2014
Percentage of ownership	100.00%
Principal activities	R&D and manufacturing of lithium-ion power batteries, lithium-ion power battery systems and their accessories
Subsequent disposal	Disposal on March 17, 2026
Ganzhou Yipeng Energy & Technology Co., Ltd. [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Ganzhou, PRC
Entity Incorporation, Date of Incorporation	May 28, 2018
Percentage of ownership	100.00%
Principal activities	R&D and manufacturing of lithium-ion batteries, backup power supplies, energy storage systems and accessories.
Subsequent disposal	Disposal on March 17, 2026
Zibo Yipeng Energy & Technology Co., Ltd. [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Zibo, PRC
Entity Incorporation, Date of Incorporation	Sep. 29, 2022
Percentage of ownership	100.00%
Principal activities	R&D and manufacturing of battery spare parts and energy storage technology services
Subsequent disposal	Disposal on March 17, 2026
Elong Power Zibo Co Ltd [Member]
ScheduleOfSubsidiariesOfTheCompanyLineItem [Line Items]
Equity method investment place of incorporation	Zibo, PRC
Percentage of ownership	100.00%
Principal activities	R&D and manufacturing of battery spare parts
Date of incorporation	January 23, 2025, and deregistered on September 30, 2025